DEBT TO A RELATED PARTY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.4	$ 0.4	$ 0.4
Debt instrument, principal	$ 1,192	$ 1,104	$ 1,192
Interest expense		$ 28	$ 83	$ 171
United States [Member]
Debt Instrument [Line Items]
Weighted average interest rate				4.42%
Europe [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.80%		4.80%	4.40%
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate	7.10%	2.50%	7.10%	7.60%
Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.75			$ 1.5
Loan amount		$ 2,000
Interest rate		2.50%
Convertible Note Payable [Member] | Majority Shareholder [Member] | United States [Member]
Debt Instrument [Line Items]
Basis Spread On Variable Rate			7.00%
Convertible Note Payable [Member] | Majority Shareholder [Member] | Europe [Member]
Debt Instrument [Line Items]
Basis Spread On Variable Rate			3.00%
Convertible Note Payable [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Loan amount	$ 3,000